Notes to financial information by business unit [Schedule] (Notes)	6 Months Ended
Jun. 30, 2019
Disclosure of entity's operating segments [Abstract]
Notes to financial information by business unit
Notes to financial information by business unit
Business units are classified according to the Group’s management structure. Certain comparative amounts have been recast to appropriately represent changes in management responsibility. Effective from the first half of 2019, Dampier Salt has moved from the Energy & Minerals Product Group to the Iron Ore Product Group.

(a)
Gross sales revenue includes the sales revenue of equity accounted units on a proportionately consolidated basis (after adjusting for sales to subsidiaries) in addition to consolidated sales. Consolidated sales revenue includes subsidiary sales to equity accounted units which are not included in gross sales revenue.

(b)
EBITDA of subsidiaries and the Group’s share of EBITDA relating to equity accounted units represents profit before: tax, net finance items, depreciation and amortisation charged to the income statement in the period. Underlying EBITDA excludes the EBITDA impact of the same items that are excluded from underlying earnings.

(c)
Represents profit after tax for the period attributable to the owners of the Rio Tinto Group. Business unit earnings are stated before finance items but after the amortisation of discount related to provisions. Earnings attributed to business units do not include amounts that are excluded in arriving at underlying earnings.

(d)
Pilbara represents the Group’s 100% holding in Hamersley, 50% holding of Hope Downs Joint Venture and 65% holding of Robe River Iron Associates. The Group’s net beneficial interest in Robe River Iron Associates is 53% as 30% is held through a 60% owned subsidiary and 35% is held through a 100% owned subsidiary.

(e)
Presented on an integrated operations basis, splitting activities between Bauxite & Alumina, Primary Metal, Pacific Aluminium and Other integrated operations (which in total reflect the results of the integrated production of aluminium) and Other product group items, which relate to other commercial activities.

(f)
Through a joint venture agreement with Freeport-McMoRan Inc. (Freeport), we were entitled to 40% of material mined above an agreed threshold as a consequence of expansions and developments of the Grasberg facilities since 1998 (until 21 December 2018). On 21 December 2018, we sold our entire interest in the Grasberg mine to PT Indonesia Asahan Aluminium (Persero) (Inalum).

(g)
Our interest in Oyu Tolgoi is held indirectly through our 50.8% investment in Turquoise Hill Resources Ltd (TRQ), where TRQ’s principal asset is its 66% investment in Oyu Tolgoi LLC, which owns the Oyu Tolgoi copper-gold mine.

(h)	Includes our interests in Argyle (100%) and Diavik (60%).

(i)
Includes our 82% interest in the Hail Creek coal mine (until 1 August 2018), our 80% interest in the Kestrel underground coal mine (until 1 August 2018) and interests in the Winchester South (until 1 June 2018) and Valeria development projects (until 1 August 2018).

On 1 June 2018, we sold our entire 75% interest in the Winchester South coal development project in Queensland, Australia, to Whitehaven Coal Limited for US$200 million.
On 1 August 2018, we sold our entire 82% interest in the Hail Creek coal mine and 71.2% interest in the Valeria coal development project in Queensland, Australia to Glencore, for US$1.7 billion.
On 1 August 2018, we sold our entire 80% interest in the Kestrel underground coal mine in Queensland, Australia to a consortium comprising private equity manager EMR Capital (EMR) and PT Adaro Energy Tbk (Adaro), an Indonesian listed coal company for US$2.25 billion.
Rio Tinto Coal Australia’s operating assets of US$(837) million at 31 December 2018 include provisions for onerous contracts in relation to rail infrastructure capacity, capital gains tax payable on the divestments announced in the period partly offset by financial assets and receivables relating to contingent royalties and disposal proceeds. As at 30 June 2019, these remaining balances are now reported within Other operations with no restatement of comparative amounts, following a change in management responsibility.

(j)	Includes our interests in Rio Tinto Fer et Titane (100%), QIT Madagascar Minerals (QMM, 80%) and Richards Bay Minerals (attributable interest of 74%).
Notes to financial information by business unit continued

(k)
Includes our interests in Energy Resources of Australia (68.4%) and Rössing Uranium Limited (Rössing) (68.6%). On 26 November 2018, we entered into a binding agreement with China National Uranium Corporation Limited (CNUC) to sell our entire 68.6% interest in the Rössing mine in Namibia, subject to certain conditions. The sale completed on 16 July 2019.

(l)
Simfer Jersey Limited, a company incorporated in Jersey in which the Group has a 53% interest, has an 85% interest in Simfer S.A., the company that manages the Simandou mining project in Guinea. The Group therefore has a 45.05% indirect interest in Simfer S.A. These entities are consolidated as subsidiaries and together referred to as the Simandou iron ore project.

(m)
Other Operations include our 100% interest in the Gove alumina refinery, Rio Tinto Marine and, with effect from the first half of 2019, the remaining operating assets of Rio Tinto Coal Australia. These include provisions for onerous contracts, as at 30 June 2019, in relation to rail infrastructure capacity, partly offset by financial assets and receivables relating to contingent royalties and disposal proceeds. Refer to note (i).

(n)
Capital expenditure is the net cash outflow on purchases less sales of property, plant and equipment, capitalised evaluation costs and purchases less sales of other intangible assets. The details provided include 100% of subsidiaries’ capital expenditure and Rio Tinto’s share of the capital expenditure of joint operations and equity accounted units.

(o)
Operating assets of subsidiaries is comprised of net assets excluding post-retirement assets and liabilities, net of tax, and before deducting net debt. Operating assets are stated after the deduction of non-controlling interests - these are calculated by reference to the net assets of the relevant companies (ie inclusive of such companies’ debt and amounts due to or from Rio Tinto Group companies).

(p)	Assets and liabilities held for sale at 30 June 2019 include our interest in Rössing Uranium Limited.
Assets and liabilities held for sale at 31 December 2018 include our interest in Rössing Uranium Limited, the ISAL smelter, the Aluchemie anode plant, and the Alufluor aluminium fluoride plant.